Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B		Col C			Col D		Col E
			Additions
Description	Balance at beginning of period		(1) Charged to costs and expenses	(2) Charged to other accounts— describe		Deductions— describe		Balance at end of period
	(Amounts in Thousands)
Year ended December 31, 2011
Allowance for doubtful accounts	$3,578		$1,717	$—		$—		$5,295
Allowance for uncollectible notes receivable	179		116	—		—		295
Inventory valuation allowance	87,044		7,882	2,154	(a)	4,599	(b)	92,481
Accumulated amortization of intangible assets	14,322		1,812	—		984 2,328	(c) (b)	12,822
Year ended December 31, 2010
Allowance for doubtful accounts	$4,622		$—	$—		$1,044	(d)	$3,578
Allowance for uncollectible notes receivable	151		28	—		—		179
Inventory valuation allowance	82,674	(e)	4,370	—				87,044	(e)
Accumulated amortization of intangible assets	13,155		1,453	—		286	(c)	14,322

Year ended December 31, 2009
Allowance for doubtful accounts	$4,696		$—	$—		$74	(d)	$4,622
Allowance for uncollectible notes receivable	—		151	—		—		151
Inventory valuation allowance	80,854	(e)	1,820			—		82,674	(e)
Accumulated amortization of intangible assets	12,644		1,711	—		1,200	(c)	13,155

(a)	Acquisitions.
(b)	Divestitures.
(c)	Write off of fully amortized intangible assets.
(d)	To adjust allowance for change in estimates.
(e)	Reflects the gross up of certain finished products and the related inventory allowances.